Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 30.1	$ 38.4
Gross Unrealized Gains	2.7	4.2
Gross Unrealized Losses	0.0	0.0
Fair Value	32.8	42.6
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.9	0.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	0.9	0.9
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.5	2.0
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.5	2.1
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.5	0.3
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.6	0.4
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	4.4	1.1
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	4.4	1.2
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	2.0	0.7
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	2.0	0.7
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	16.2	27.0
Gross Unrealized Gains	1.9	3.0
Gross Unrealized Losses	0.0	0.0
Fair Value	18.1	30.0
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	5.6	6.4
Gross Unrealized Gains	0.7	0.9
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 6.3	$ 7.3